Credit risk - Provisions for loan commitment and financial guarantees (Details) £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	£ 42
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5
Limit management and final repayments	(7)
Ending balance	40
Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	111,411
Net transfers between stages	0
Business activity in the year	7,599
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,158
Limit management and final repayments	(5,806)
Ending balance	115,362
Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	3,591
Net transfers between stages	0
Business activity in the year	526
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	282
Limit management and final repayments	(563)
Ending balance	3,836
Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	233,251
Net transfers between stages	0
Business activity in the year	50,769
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,513
Limit management and final repayments	(51,177)
Ending balance	238,356
ECL | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
ECL | Retail credit cards
Loan commitments and financial guarantees
Opening balance	85
Net transfers between stages	0
Business activity in the year	10
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4
Limit management and final repayments	(15)
Ending balance	84
ECL | Retail other
Loan commitments and financial guarantees
Opening balance	7
Net transfers between stages	0
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Limit management and final repayments	0
Ending balance	5
ECL | Corporate loans
Loan commitments and financial guarantees
Opening balance	381
Net transfers between stages	0
Business activity in the year	39
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Limit management and final repayments	(53)
Ending balance	363
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	41
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5
Limit management and final repayments	(7)
Ending balance	39
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	109,634
Net transfers between stages	(920)
Business activity in the year	7,550
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,935
Limit management and final repayments	(5,567)
Ending balance	113,632
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	3,446
Net transfers between stages	(4)
Business activity in the year	442
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	316
Limit management and final repayments	(540)
Ending balance	3,660
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	212,414
Net transfers between stages	2,335
Business activity in the year	48,333
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,058
Limit management and final repayments	(46,540)
Ending balance	221,600
Stage 1 | ECL | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | ECL | Retail credit cards
Loan commitments and financial guarantees
Opening balance	48
Net transfers between stages	21
Business activity in the year	7
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(16)
Limit management and final repayments	(5)
Ending balance	55
Stage 1 | ECL | Retail other
Loan commitments and financial guarantees
Opening balance	5
Net transfers between stages	0
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Ending balance	5
Stage 1 | ECL | Corporate loans
Loan commitments and financial guarantees
Opening balance	114
Net transfers between stages	35
Business activity in the year	19
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(34)
Limit management and final repayments	(12)
Ending balance	122
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	1,767
Net transfers between stages	918
Business activity in the year	48
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(774)
Limit management and final repayments	(239)
Ending balance	1,720
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	116
Net transfers between stages	(2)
Business activity in the year	84
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(35)
Limit management and final repayments	(7)
Ending balance	156
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	20,035
Net transfers between stages	(2,482)
Business activity in the year	2,364
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	552
Limit management and final repayments	(4,533)
Ending balance	15,936
Lifetime expected credit losses | Stage 2 | ECL | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | ECL | Retail credit cards
Loan commitments and financial guarantees
Opening balance	36
Net transfers between stages	(21)
Business activity in the year	3
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	20
Limit management and final repayments	(10)
Ending balance	28
Lifetime expected credit losses | Stage 2 | ECL | Retail other
Loan commitments and financial guarantees
Opening balance	2
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | ECL | Corporate loans
Loan commitments and financial guarantees
Opening balance	225
Net transfers between stages	(37)
Business activity in the year	20
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	40
Limit management and final repayments	(36)
Ending balance	212
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	1
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	1
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	10
Net transfers between stages	2
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Limit management and final repayments	0
Ending balance	10
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	29
Net transfers between stages	6
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1
Limit management and final repayments	(16)
Ending balance	20
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	802
Net transfers between stages	147
Business activity in the year	72
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(97)
Limit management and final repayments	(104)
Ending balance	820
Lifetime expected credit losses | Stage 3 | ECL | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | ECL | Retail credit cards
Loan commitments and financial guarantees
Opening balance	1
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	1
Lifetime expected credit losses | Stage 3 | ECL | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | ECL | Corporate loans
Loan commitments and financial guarantees
Opening balance	42
Net transfers between stages	2
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(10)
Limit management and final repayments	(5)
Ending balance	£ 29